Interim Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 47,448	$ 40,743
Short-term bank deposits	79,804	95,000
Marketable securities	36,453	32,567
Trade receivables, net	39,803	40,510
Inventories	42,126	37,477
Other accounts receivable and prepaid expenses	7,910	6,985
Total current assets	253,544	253,282
LONG-TERM ASSETS:
Marketable securities	73,687	95,393
Deposits and other long-term assets	438	356
Severance pay fund	295	301
Deferred taxes	9,025	7,781
Property, plant and equipment, net	24,182	17,489
Operating lease right-of-use assets	22,859	22,806
Intangible assets, net	2,132	2,494
Goodwill	5,564	5,564
Total long-term assets	138,182	152,184
Total assets	391,726	405,466
CURRENT LIABILITIES:
Trade payables	13,021	23,449
Employees and payroll accruals	9,435	9,165
Deferred revenues and advances from customers	2,579	2,688
Operating lease liabilities	4,061	3,902
Other payables and accrued expenses	6,796	6,373
Total current liabilities	35,892	45,577
LONG TERM LIABILITIES:
Accrued severance pay	1,092	1,035
Operating lease liabilities	19,076	19,231
Other long-term liabilities	1,177	1,320
Total long-term liabilities	21,345	21,586
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0.01 par value – Authorized: 200,000,000 shares as of June 30, 2020 and December 31, 2019; Issued and Outstanding: 40,941,575 shares and 40,684,340 shares as of June 30, 2020 and December 31, 2019, respectively	106	105
Additional paid in capital	313,469	304,617
Receivables on account of shares	(13)
Accumulated other comprehensive income	2,815	843
Retained earnings	18,112	32,738
Total shareholders’ equity	334,489	338,303
Total liabilities and shareholders’ equity	$ 391,726	$ 405,466